Note 8 - Common Stock (Details Textual) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued, Total	19,585,394	19,243,651	17,674,729
Common Stock, Shares, Outstanding, Ending Balance	19,585,394	19,243,651	17,674,729